Cover	Aug. 04, 2020	Feb. 18, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag		false
Document Period End Date	Aug. 04, 2020
Entity Registrant Name	EXTRA SPACE STORAGE INC.
Entity Central Index Key		0001289490
Entity Incorporation, State or Country Code		MD
Entity File Number		001-32269
Entity Tax Identification Number		20-1076777
Entity Address, Address Line One	2795 East Cottonwood Parkway, Suite 300
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84121
City Area Code	801
Local Phone Number	365-4600
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Title of 12(b) Security		Common Stock, $0.01 par value
Trading Symbol		EXR
Security Exchange Name		NYSE